Stock-Based Compensation - Summary of Nucor's Restricted Stock Activity under AIP and LTIP (Detail) - Restricted Stock And Restricted Stock Units [Member] - AIP and LTIP [Member] - $ / shares shares in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, Shares	67	63	65
Granted, Shares	172	123	136
Vested, Shares	(148)	(116)	(138)
Canceled, Shares		(3)
Unvested at end of year, Shares	91	67	63
Shares reserved for future grants	683	855	975
Unvested at beginning of year, Grant Date Fair Value	$ 45.77	$ 48.07	$ 48.20
Granted, Grant Date Fair Value	60.62	44.03	47.07
Vested, Grant Date Fair Value	51.72	45.16	47.15
Canceled, Grant Date Fair Value		45.75
Unvested at end of year, Grant Date Fair Value	$ 54.50	$ 45.77	$ 48.07